Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	95 Months Ended		119 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024		Nov. 30, 2024		Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Dec. 30, 2016	Nov. 30, 2016	Nov. 30, 2015	Dec. 31, 2014
C000150491 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ACR Opportunity Fund (Class I/ACROX)
Account Value	$ 21,111	$ 21,111	$ 21,111		$ 21,111		$ 16,529	$ 14,833	$ 16,521	$ 12,842	$ 11,274	$ 11,438	$ 11,496		$ 10,332	$ 9,850	$ 10,000
Average Annual Return, Percent	27.72%	13.37%			7.83%	[1]
C000176262 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ACR Equity International Fund (Class I/ACREX)
Account Value	$ 14,146	$ 14,146	$ 14,146		$ 14,146		12,454	10,933	14,376	12,584	10,467	9,951	10,840	$ 10,000
Average Annual Return, Percent	13.59%	6.21%	4.48%	[2]
MSCI ACWI Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (Net) Index
Account Value	$ 24,770	$ 24,770	$ 24,770		$ 24,770		19,640	17,534	19,839	16,634	14,463	12,723	12,849		10,309	9,943	10,000
Average Annual Return, Percent	26.12%	11.36%			9.58%	[1]
MSCI ACWI ex USA Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA (Net) Index
Account Value	$ 16,537	$ 16,537	$ 16,537		$ 16,537		14,630	13,390	15,194	13,921	12,711	11,431	12,441	$ 10,000
Average Annual Return, Percent	13.03%	5.40%	6.56%	[2]
MSCI ACWI Gross Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (Gross) Index
Account Value	$ 26,047	$ 26,047	$ 26,047		$ 26,047		$ 20,561	$ 18,264	$ 20,566	$ 17,170	$ 14,856	$ 12,996	$ 13,056		$ 10,420	$ 9,992	$ 10,000
Average Annual Return, Percent	26.68%	11.88%			10.14%	[1]

[1]	Class I commenced operations on December 31, 2014.
[2]	Class I commenced operations on December 30, 2016.